Financial Derivatives Contracts for Hedge Accounting	12 Months Ended
Dec. 31, 2024
Financial Derivatives Contracts for Hedge Accounting [Abstract]
Financial Derivatives Contracts for Hedge Accounting	FINANCIAL DERIVATIVES CONTRACTS FOR HEDGE ACCOUNTING
As of December 31, 2024 and 2023 the Bank holds the following portfolio of derivative instruments for hedging purposes:

	As of December 31, 2024
	Notional amount								Fair value
	Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total	Assets	Liabilities
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Fair value hedge derivatives
Interest rate swaps	-	-	-	2,047,050	1,153,300	543,000	397,640	4,140,990	40,062	78,329
Cross currency swaps	-	841,009	224,877	2,093,135	3,127,813	1,177,983	1,436,626	8,901,443	462,924	243,723
Subtotal	-	841,009	224,877	4,140,185	4,281,113	1,720,983	1,834,266	13,042,433	502,986	322,052
Currency forwards	-	149,115	160,050	1,861,085	-	-	-	2,170,250	65,196	-
Cross currency swaps	-	889,661	1,989,477	3,491,191	7,437,766	528,886	1,153,235	15,490,216	275,446	576,342
Subtotal	-	1,038,776	2,149,527	5,352,276	7,437,766	528,886	1,153,235	17,660,466	340,642	576,342
Total	-	1,879,785	2,374,404	9,492,461	11,718,879	2,249,869	2,987,501	30,702,899	843,628	898,394

	As of December 31, 2023
	Notional amount								Fair value
	Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total	Assets	Liabilities
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Fair value hedge derivatives
Interest rate swaps	-	12,562	3,656,708	2,971,608	2,219,138	349,780	612,115	9,821,911	96,729	1,319,275
Cross currency swaps	-	87,445	216,904	902,332	4,075,196	497,502	1,764,227	7,543,606	251,810	174,041
Subtotal	-	100,007	3,873,612	3,873,940	6,294,334	847,282	2,376,342	17,365,517	348,539	1,493,316
Cash flow hedge derivatives
Currency forwards	-	43,242	177,000	2,207,656	8,745	-	-	2,436,643	5,539	64,624
Cross currency swaps	-	459,517	1,144,579	5,286,020	6,210,538	1,205,343	1,676,266	15,982,263	251,451	908,827
Subtotal	-	502,759	1,321,579	7,493,676	6,219,283	1,205,343	1,676,266	18,418,906	256,990	973,451
Total	-	602,766	5,195,191	11,367,616	12,513,617	2,052,625	4,052,608	35,784,423	605,529	2,466,767
NOTE 07 - FINANCIAL DERIVATIVES CONTRACTS FOR HEDGE ACCOUNTING, continued
a.Micro-hedge accounting
Fair value micro-hedge
The Bank uses cross-currency swaps and interest rate swaps to hedge its exposure to changes in fair value of hedged items attributable to interest rates. Those hedging instruments change the effective cost of long-term issuances from a fixed interest rate to a variable interest rate.
Below is a detail of the hedged elements and hedge instruments under fair value hedges as of December 31, 2024 and 2023, classified by term to maturity:

	As of December 31, 2024
	Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged item
Loans and receivables from clients
Commercial loans	-	-	62,628	81,516	-	-	-	144,144
Debt instruments at FVOCI
Chilean sovereign bonds	-	-	-	-	-	169,155	379,148	548,303
US Treasury bonds	-	-	-	497,050	-	-	-	497,050
Chilean Treasury bonds	-	-	-	-	328,347	204,603	-	532,950
Time deposits and other time liabilities
Time deposits	-	177,944	66,207	286,102	-	-	-	530,253
Issued debt instruments
Senior bonds	-	586,519	96,042	846,503	1,174,316	208,151	506,578	3,418,109
Subordinated bonds	-	-	-	-	192,083		352,487	544,570
Interbank borrowing
Interbank loans		76,546		427,463				504,009
Chilean Central Bank loans	-	-	-	-		-	-	-
Total	-	841,009	224,877	2,138,634	1,694,746	581,909	1,238,213	6,719,388
Hedging instrument
Cross Currency swaps	-	841,009	224,877	1,641,584	1,391,446	438,909	840,573	5,378,398
Interest rate swaps	-	-	-	497,050	303,300	143,000	397,640	1,340,990
Total	-	841,009	224,877	2,138,634	1,694,746	581,909	1,238,213	6,719,388
NOTE 07 - FINANCIAL DERIVATIVES CONTRACTS FOR HEDGE ACCOUNTING, continued

	As of December 31, 2023
	Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged item
Loans and account receivable at amortised cost
Commercial loans	-	-	-	-	-	-	-	-
Debt instruments at FVOCI
Chilean Sovereign bond	-	-	-	-	-	-	301,803	301,803
US Treasury bonds	-	-	-	-	655,838	349,780	262,335	1,267,953
Chilean Treasury bonds	-	-	-	-	-	-	50,795	50,795
Time deposits and other time liabilities
Time deposits	-	12,562	27,708	92,160	-	-	-	132,430
Issued debt instruments
Senior bonds	-	-	91,973	882,779	2,262,976	497,502	696,941	4,432,171
Subordinated bonds	-	87,445	-	-	183,946	-	505,998	777,389
Interbank borrowing
Interbank loans	-	-	-	-	-	-	-	-
Chilean Central Bank loans	-	-	3,329,001	2,849,001	-	-	-	6,178,002
Total	-	100,007	3,448,682	3,823,940	3,102,760	847,282	1,817,872	13,140,543
Hedging instrument
Cross currency swaps	-	87,445	91,973	902,331	2,433,621	497,502	1,205,760	5,218,632
Forwards	-	12,562	3,356,709	2,921,609	669,139	349,780	612,112	7,921,911
Total	-	100,007	3,448,682	3,823,940	3,102,760	847,282	1,817,872	13,140,543

NOTE 07 - FINANCIAL DERIVATIVES CONTRACTS FOR HEDGE ACCOUNTING, continued
Cash flow micro-hedges
The Bank uses cross currency swaps to hedge the risk from variability of cash flows attributable to changes in the interest rates of bonds and interbank loans at a variable interest rate. The inflation risk that arises in some items is covered by both forwards as well as cross currency swaps.
Below is the notional amount of the hedged items as of December 31, 2024 and 2023, and the period when the cash flows will be generated:

As of December 31, 2024
	Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged item
Loans and accounts receivable at amortised cost
Mortgage loans	-	680,900	1,623,426	2,208,482	5,622,165	144,203	728,129	11,007,305
Debt instruments at FVOCI
Chilean Treasury bonds	-	-	-	-	-	-	191,906	191,906
Time deposits and other time liabilities
Time deposits	-	-	20,876	338,988	-	-	-	359,864
Issued debt instruments
Senior bonds	-	-	192,083	153,667	-	-	-	345,750
Subordinated bonds	-	-	-	970,384	896,058	384,683	233,200	2,484,325
Interbank borrowings
Interbank loans	-	357,876	313,142	1,680,755	919,543	-	-	3,271,316
Total	-	1,038,776	2,149,527	5,352,276	7,437,766	528,886	1,153,235	17,660,466
Hedging instrument
Cross currency swaps	-	889,661	1,989,477	3,491,191	7,437,766	528,886	1,153,235	15,490,216
Currency forward	-	149,115	160,050	1,861,085	-	-	-	2,170,250
Total	-	1,038,776	2,149,527	5,352,276	7,437,766	528,886	1,153,235	17,660,466
NOTE 07 - FINANCIAL DERIVATIVES CONTRACTS FOR HEDGE ACCOUNTING, continued

As of December 31, 2023
	Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged item
Loans and accounts receivable at amortised cost
Mortgage loans	-	232,909	596,597	3,889,412	4,192,353	766,685	1,077,483	10,755,439
Debt instruments at FVOCI
Chilean Treasury bonds	-	-	-	-	492,370	-	191,905	684,275
Deposits and other time deposits
Time deposits	-	-	21,861	392,453	8,744	-	-	423,058
Issued debt instruments
Senior bonds	-	-	-	-	331,104	-	-	331,104
Subordinated bonds	-	269,850	124,236	549,555	893,024	263,768	406,878	2,507,311
Interbank borrowings
Interbank loans	-	-	578,885	2,662,256	301,688	174,890	-	3,717,719
Total	-	502,759	1,321,579	7,493,676	6,219,283	1,205,343	1,676,266	18,418,906
Hedging instrument
Cross currency swaps	-	459,518	1,144,579	5,286,018	6,210,539	1,205,343	1,676,266	15,982,263
Currency forward	-	43,241	177,000	2,207,658	8,744	-	-	2,436,643
Total	-	502,759	1,321,579	7,493,676	6,219,283	1,205,343	1,676,266	18,418,906
NOTE 07 - FINANCIAL DERIVATIVES CONTRACTS FOR HEDGE ACCOUNTING, continued
i.Forecasted cash flows for interest rate risk
Below is an estimate of the periods in which cash flows are expected to be produced:

	As of December 31, 2024
	Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged item
Inflows	-	-	558	57	113	113	-	841
Outflows	-	(7,111)	(9,001)	(67,113)	(44,193)	(2,010)	(2,322)	(131,750)
Net flows	-	(7,111)	(8,443)	(67,056)	(44,080)	(1,897)	(2,322)	(130,909)
Hedging instrument
Inflows	-	-	(558)	(57)	(113)	(113)	-	(841)
Outflows (*)	-	7,111	9,001	67,113	44,193	2,010	2,322	131,750
Net flows	-	7,111	8,443	67,056	44,080	1,897	2,322	130,909
(*)Only includes cash flow forecast portion of the hedge instruments used to cover interest rate risk.

	As of December 31, 2023
	Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged item
Inflows	-	-	-	-	-	-	-	-
Outflows	-	(7,483)	(13,555)	(68,956)	(39,724)	(7,913)	(2,980)	(140,611)
Net flows	-	(7,483)	(13,555)	(68,956)	(39,724)	(7,913)	(2,980)	(140,611)
Hedging instrument
Inflows	-	-	-	-	-	-	-	-
Outflows (*)	-	7,483	13,555	68,956	39,724	7,913	2,980	140,611
Net flows	-	7,483	13,555	68,956	39,724	7,913	2,980	140,611
(*)Only includes cash flow forecast portion of the hedge instruments used to cover interest rate risk.
ii.Forecasted cash flows for inflation risk:

	As of December 31, 2024
	Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged item
Inflows	-	106,476	173,281	469,031	628,318	63,681	357,048	1,797,835
Outflows	-	-	(2,004)	(40,788)	(53,291)	(51,136)	-	(147,219)
Net flows	-	106,476	171,277	428,243	575,027	12,545	357,048	1,650,616
Hedging instrument
Inflows	-	-	2,004	40,788	53,291	51,136	-	147,219
Outflows	-	(106,476)	(173,281)	(469,031)	(628,318)	(63,681)	(357,048)	(1,797,835)
Net flows	-	(106,476)	(171,277)	(428,243)	(575,027)	(12,545)	(357,048)	(1,650,616)
NOTE 07 - FINANCIAL DERIVATIVES CONTRACTS FOR HEDGE ACCOUNTING, continued

	As of December 31, 2023
	Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged item
Inflows	-	23,515	91,152	302,604	72,206	19,206	33,221	541,904
Outflows	-	(78,300)	(379,379)	(784,238)	(552,738)	(49,350)	(39,017)	(1,883,022)
Net flows	-	(54,785)	(288,227)	(481,634)	(480,532)	(30,144)	(5,796)	(1,341,118)
Hedging instrument
Inflows	-	78,300	379,379	784,238	552,738	49,350	39,017	1,883,022
Outflows	-	(23,515)	(91,152)	(302,604)	(72,206)	(19,206)	(33,221)	(541,904)
Net flows	-	54,785	288,227	481,634	480,532	30,144	5,796	1,341,118
iii.Forecasted cash flows for exchange rate risk

	As of December 31, 2024
	Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged item
Inflows	-	-	-	-	-	-	-	-
Outflows	-	(137,929)	(155,634)	(181,771)	(3,633)	(1,722)	-	(480,689)
Net flows	-	(137,929)	(155,634)	(181,771)	(3,633)	(1,722)	-	(480,689)
Hedging instrument
Inflows	-	-	-	-	-	-	-	-
Outflows	-	137,929	155,634	181,771	3,633	1,722	-	480,689
Net flows	-	137,929	155,634	181,771	3,633	1,722	-	480,689

	As of December 31, 2023
	Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged item
Inflows	-	-	-	-	-	-	-	-
Outflows	-	(30,629)	(168,812)	(1,992,343)	(22,684)	(3,212)	-	(2,217,680)
Net flows	-	(30,629)	(168,812)	(1,992,343)	(22,684)	(3,212)	-	(2,217,680)
Hedging instrument
Inflows	-	-	-	-	-	-	-	-
Outflows	-	30,629	168,812	1,992,343	22,684	3,212	-	2,217,680
Net flows	-	30,629	168,812	1,992,343	22,684	3,212	-	2,217,680
NOTE 07 - FINANCIAL DERIVATIVES CONTRACTS FOR HEDGE ACCOUNTING, continued
b.Other comprehensive income effect
The accumulated effect of the mark to market adjustment of cash flow hedges generated by hedge instruments used in hedged cash flow was recorded in the Consolidated Statements of Changes in Equity, within other comprehensive income, as of December 31, 2024 and 2023, is as follows:

	As of December 31,
Hedged item	2024	2023
	MCh$	MCh$
Interbank loans	(9,630)	(10,675)
Time deposits and other time liabilities	(138)	516
Issued debt instruments	3,972	(9,684)
Debt instruments at FVOCI	19,449	(4,235)
Loans and accounts receivable at amortised cost	(91,454)	108,494
Total	(77,801)	84,416
Since the inflows and outflows for both the hedged element and the hedging instrument mirror each other, the hedges are nearly 100% effective, which means that fluctuations of fair value attributable to risk components are almost completely offset.
During the current year, the Bank did not enter into any cash flow hedges relating to forecasted transactions.
c.P&L effect
The amounts recycling from other comprehensive income to income for the year related to cash flow hedges are as follows:

	For the years ended December 31,
	2024	2023	2022
	MCh$	MCh$	MCh$
Bond hedging derivatives	1,288	817	(826)
Interbank loans hedging derivatives	—	(4,775)	(4,762)
Mortgage loans hedging derivatives	(36,625)	(36,154)	(37,698)
Cash flow hedge net gain (loss)	(35,337)	(40,112)	(43,286)
See Note 21 - Equity, letter e, for other comprehensive income reconciliation
d.Net investment hedges in foreign operations
As of December 31, 2024, and 2023, the Bank does not have any foreign net investment hedges nor hedge accounting.
NOTE 07 - FINANCIAL DERIVATIVES CONTRACTS FOR HEDGE ACCOUNTING, continued
e.Fair value macro-hedges

	Notional amount
As of December 31, 2024	Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedge item
Loans and account receivable at amortised cost
Mortgage loans	-	-	-	-	-	-	377,928	377,928
Commercial loans	-	-	-	2,001,551	2,586,367	1,139,074	218,125	5,945,117
Total	-	-	-	2,001,551	2,586,367	1,139,074	596,053	6,323,045
Hedging instrument
Cross currency swaps	-	-	-	451,551	1,736,367	739,074	596,053	3,523,045
Interest rate swaps	-	-	-	1,550,000	850,000	400,000	-	2,800,000
Total	-	-	-	2,001,551	2,586,367	1,139,074	596,053	6,323,045

	Notional amount
As of December 31, 2023	Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedge item
Loans and account receivable at amortised cost
Mortgage loans	-	-	-	-	-	-	377,928	377,928
Commercial loans	-	-	424,930	50,000	3,191,574	-	180,542	3,847,046
Total	-	-	424,930	50,000	3,191,574	-	558,470	4,224,974
Hedging instrument
Cross currency swaps	-	-	124,930	-	1,641,574	-	558,470	2,324,974
Interest rate swaps	-	-	300,000	50,000	1,550,000	-	-	1,900,000
Total	-	-	424,930	50,000	3,191,574	-	558,470	4,224,974
As of December 31, 2024, and 2023 Other Assets include MCh$155,587 and MCh$160,370 respectively, related to fair value measurement of net assets or liabilities subject to macrohedges. See Note 14.
As of December 31, 2024, and 2023, Other Liabilities include MCh$76,540 and MCh$68,781 respectively, related to fair value measurement of net assets or liabilities subject to macrohedges. See Note 20.